Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 41,496	$ 21,011
Term deposits	1,500	1,600
Restricted cash	1,180	50
Accounts receivable trade, net	0	801
Inventories	1,448	4,650
Prepaid expenses	1,118	1,140
Other current assets	434	674
Deferred voyage expenses	0	621
Total current assets	47,176	30,547
Fixed assets:
Vessels, net	426,062	256,737
Other fixed assets, net	405	373
Total fixed assets	426,467	257,110
Other non-current assets:
Deposits assets, non-current	1,325	1,325
Deferred charges and other long-term investments, non-current	8,613	4,396
Restricted cash, non-current	2,950	990
Right of use asset - leases	650	845
Other non-current assets	30	32
TOTAL ASSETS	487,211	295,245
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,347 and $995 respectively	68,473	19,417
Trade accounts and other payables	5,762	3,707
Convertible notes, net of deferred finance costs and debt discounts of $1,046 and $NIL, respectively	769	0
Accrued liabilities	5,173	2,988
Lease liability	121	140
Deferred revenue	7,735	4,510
Total current liabilities	88,033	30,762
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $2,030 and $2,532, respectively	146,701	150,345
Convertible notes, non-current, net of deferred finance costs and debt discounts of $1,597 and $5,839, respectively	6,804	14,516
Lease liability, non-current	529	705
Deferred revenue, non-current	538	2,773
Other liabilities, non-current	130	450
Total liabilities	242,735	199,551
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and NIL shares issued and outstanding as at December 31, 2021 and 2020, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2021 and 2020; 172,986,137 and 68,314,985 shares issued and outstanding as at December 31, 2021 and 2020, respectively	17	7
Additional paid-in capital	597,708	490,284
Accumulated deficit	(353,249)	(394,597)
Total Stockholders' equity	244,476	95,694
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 487,211	$ 295,245